Debt (Narrative - Senior Credit Facilities) (Details) $ in Millions		12 Months Ended
	Mar. 22, 2018 USD ($)	Mar. 31, 2018 USD ($) reduction	Dec. 08, 2016 USD ($)	Dec. 07, 2016 USD ($)
Line of Credit Facility [Abstract]
Coupon rate		5.875%
Quarterly principal payment percent, year five		2.50%
Revolving Credit Facility
Line of Credit Facility [Abstract]
Revolving credit facility, maximum borrowing capacity	$ 1,500.0	$ 1,500.0	$ 1,000.0	$ 800.0
Revolving credit facility, available amount		$ 1,500.0
Debt Instrument, Interest Rate, Potential Reductions in Interest Rate		2
Effective interest rate		3.63%
Change in control, trigger percentage		50.00%
Letter of Credit
Line of Credit Facility [Abstract]
Letters of credit outstanding, amount		$ 0.0
Minimum | Revolving Credit Facility
Line of Credit Facility [Abstract]
Revolving credit facility, commitment fee annual percentage		0.25%
Maximum | Revolving Credit Facility
Line of Credit Facility [Abstract]
Revolving credit facility, commitment fee annual percentage		0.375%
Base Rate | Revolving Credit Facility
Line of Credit Facility [Abstract]
Basis spread on variable interest rate		0.75%
LIBOR | Revolving Credit Facility
Line of Credit Facility [Abstract]
Basis spread on variable interest rate		1.75%
Potential increase in interest rate if certain leverage ratios are met, total		0.50%
Potential increase in interest rate if certain leverage ratios are met, per reduction		0.25%
LIBOR | Minimum | Revolving Credit Facility
Line of Credit Facility [Abstract]
Coupon rate		0.00%
Term Loan A Facility | Term Loan
Line of Credit Facility [Abstract]
Number of possible increases in margin | reduction		2
Effective interest rate		3.63%
Quarterly principal payment percent, year one		0.00%
Quarterly principal payment percent, year two		1.25%
Quarterly principal payment percent, year three		1.75%
Quarterly principal payment percent, year four		2.50%
Term Loan A Facility | Base Rate | Term Loan
Line of Credit Facility [Abstract]
Basis spread on variable interest rate		0.75%
Term Loan A Facility | LIBOR | Term Loan
Line of Credit Facility [Abstract]
Basis spread on variable interest rate		1.75%
Potential increase in interest rate if certain leverage ratios are met, total		0.50%
Potential increase in interest rate if certain leverage ratios are met, per reduction		0.25%
Term Loan A Facility | LIBOR | Minimum | Term Loan
Line of Credit Facility [Abstract]
Coupon rate		0.00%
Term Loan B Facility | Term Loan
Line of Credit Facility [Abstract]
Effective interest rate		4.13%
Quarterly principal payment percent		0.25%
Prepayment premium percent		1.00%
Term Loan B Facility | Base Rate | Term Loan
Line of Credit Facility [Abstract]
Basis spread on variable interest rate	1.25%
Term Loan B Facility | LIBOR | Term Loan
Line of Credit Facility [Abstract]
Basis spread on variable interest rate	2.25%
Term Loan B Facility | LIBOR | Minimum | Term Loan
Line of Credit Facility [Abstract]
Coupon rate		0.00%
Senior Credit Facilities
Line of Credit Facility [Abstract]
Net Income, Amount Free of Restrictions		$ 468.1
Retained Earnings, Amount Free of Restrictions		$ 516.6